REVENUES	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues by type
Revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961
The change in revenues in the partnership’s business services segment for the three and six months ended June 30, 2025 compared to the prior year period was primarily due to the disposition of the partnership's road fuels operation in the third quarter of 2024.
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$487	$169	$3,436	$4,092
Services transferred over a period of time	1,487	316	112	1,915
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$1,089	$332	$6,873	$8,294
Services transferred over a period of time	2,950	623	197	3,770
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,713	$221	$3,361	$9,295
Services transferred over a period of time	1,428	371	55	1,854
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,390	$377	$6,968	$18,735
Services transferred over a period of time	2,774	761	111	3,646
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
(c)Revenues by geography
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2025:

	Three Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$398	$184	$1,526	$2,108
Australia	962	53	31	1,046
Europe	—	129	838	967
Brazil	225	3	303	531
United Kingdom	299	77	77	453
Mexico	—	—	299	299
Canada	87	11	129	227
Other	3	28	345	376
Total revenues from contracts with customers	$1,974	$485	$3,548	$6,007
Other revenues	405	279	4	688
Total revenues	$2,379	$764	$3,552	$6,695

	Six Months Ended June 30, 2025
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$809	$366	$3,011	$4,186
Australia	2,007	94	58	2,159
Europe	—	256	1,706	1,962
Brazil	433	12	582	1,027
United Kingdom	611	150	151	912
Mexico	—	—	586	586
Canada	166	23	268	457
Other	13	54	708	775
Total revenues from contracts with customers	$4,039	$955	$7,070	$12,064
Other revenues	832	540	8	1,380
Total revenues	$4,871	$1,495	$7,078	$13,444
The tables below summarize the partnership’s segment revenues by geography for the three and six months ended June 30, 2024:

	Three Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$300	$233	$1,367	$1,900
Australia	1,182	40	35	1,257
Europe	452	181	827	1,460
Brazil	247	22	327	596
United Kingdom	4,403	72	70	4,545
Mexico	—	—	322	322
Canada	309	18	128	455
Other	248	26	340	614
Total revenues from contracts with customers	$7,141	$592	$3,416	$11,149
Other revenues	444	350	3	797
Total revenues	$7,585	$942	$3,419	$11,946

	Six Months Ended June 30, 2024
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
United States	$753	$423	$2,835	$4,011
Australia	2,164	80	66	2,310
Europe	938	362	1,756	3,056
Brazil	483	40	675	1,198
United Kingdom	8,729	145	154	9,028
Mexico	—	—	641	641
Canada	582	43	244	869
Other	515	45	708	1,268
Total revenues from contracts with customers	$14,164	$1,138	$7,079	$22,381
Other revenues	883	690	7	1,580
Total revenues	$15,047	$1,828	$7,086	$23,961